Leases - Schedule of Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 98	$ 259
Variable lease cost	73	56
Operating lease expense	171	315
Short-term lease rent expense
Total rent expense	$ 171	$ 315